Related party transactions (Tables)	6 Months Ended
Jun. 30, 2024
Related party transactions [abstract]
Disclosure of key management personnel compensation
For each of the period presented, the following compensation was granted to the members of the Executive Committee of the Company and were recognized as expense:

(in thousands of euro)	June 30, 2024	June 30, 2023

Personnel and other short-term employee benefits	1,713	1,386
Extra pension benefits	21	11
Share-based compensation	519	408
Advisory fees	—	318
Executive Board Members and other Executive Members compensation	2,253	2,123

Disclosure of transactions between related parties	The payments between the two companies as well as the liabilities and receivables as of June 30, 2024 are as follows:

	As of June 30,2024
(in thousands of euro)	Payments	Assets/Liabilities

Collection (AstraZeneca to the Company) / Receivables	1,657	394
Payments (the Company to AstraZeneca) / Liabilities	(3,342)	(3,926)
Total	(1,685)	(3,532)